Insurance Risk	12 Months Ended
Dec. 31, 2025
Insurance Risk [Abstract]
Insurance Risk
6.	Insurance Risk

(a)	Overview of the insurance risk – Shinhan Life Insurance Co., Ltd.

i)	Overview of the insurance risk
Insurance risk is the likelihood that insured events occur and the uncertainty of the total amount and timing of claims for the insured events occurred. The main risk covered by insurance contracts is the risk that the actual claim or benefit payment will exceed the accumulated insurance liability. This risk can occur for the following reasons:
① Frequency risk: a possibility that the number of occurrences of the insured event is different from the expected number
② Severity risk: a possibility that the cost of an incident may be different from the expected cost level
By experience, when there is more similar insurance or they are more diversified, the less likely it is that abnormal effects from some contracts will occur. Shinhan Life Insurance Co., Ltd. takes this into account when underwriting contracts and strives to form a sufficiently large and diversified group of contracts.
Insurance risk includes a lack of risk diversification and relates to geographical location and the nature of the policyholder as well as to the diversification of risk forms or sizes.
If the insurance contract covers death, a catastrophe affects the frequency the most and can affect the frequency of death earlier than expected due to a wide range of causes such as eating habits, smoking, and exercise habits, etc. And if the coverage is survival, medical technology and social conditions can increase the survival rate. The frequency may also be affected by excessive concentration in residential areas of policy holders.
Insurance accidents in life insurance include not only the death of the policyholder (insured) but also their survival, disability, and hospitalization.

Shinhan Life Insurance Co., Ltd. basically classifies its insurance products into individual insurance and group insurance according to the policyholder. Group insurance means a contract under which the insured belongs to a group of a certain size or larger and in which the policyholder is the representative of the group or organization. Group insurance can be divided into savings and protections. Protection insurance means insurance in which the sum of benefits paid for survival at the base age does not exceed the premium already paid; savings insurance is defined as insurance, except for protection insurance, in which the sum of benefits paid for survival exceeds the premium already paid. Individual insurance can be classified into death insurance in which the insured’s death is insured, survival insurance in which the life is insured for a certain period of time, and endowment insurance in which life insurance and survival insurance are mixed.
Life insurance products can also be divided into guaranteed fixed rates, floating rates, interest accreted rate linked , and variable types by the applying term structures of interest types.
In the guaranteed fixed interest type, since the expected rate does not change from the time the policyholder enters into the contract to the end of the insurance period, Shinhan Life Insurance Co., Ltd. assumes the interest rate risk if the asset management return rate or market interest rate is lower than the expected rate. Floating interest rate type divides the net insurance premium into the guaranteed portion and the reserve portion; the guaranteed portion is applied with the predetermined expected rate, and the reserve portion changes based on the reserve rate for policy reserve according to asset management return rate, which makes partial hedge to interest rate risk, but Shinhan Life Insurance Co., Ltd. assumes some interest rate risk from the changes of asset management return rate, etc. since the minimum reserve rate for policy reserve is predetermined.
Shinhan Life Insurance Co., Ltd. uses acquisition strategies and reinsurance strategies to manage insurance risk of uncertainties of the total amount and timing of insurance claims paid due to insured events.
① Acceptance strategy
Acceptance strategy means diversifying the type of risk or the level of claims from that are accepted insurance policies. For example, Shinhan Life Insurance Co., Ltd. can balance mortality and survival risks. In addition, the selection of policyholders through regular health check-ups
is one of the major acceptance strategies.
② Reinsurance strategy
The risk of reinsurance contracts held to Shinhan Life Insurance Co., Ltd. is based on the accepted insurance contracts, which can be the total amount of risk or risk per contract on a per capita basis or per contract basis. In principle, the reinsurance method provides the risk premium excess reinsurance, but other methods may be used within the scope of the relevant laws as required. The degree of reinsurance held by Shinhan Life Insurance Co., Ltd. shall be determined by considering its assets, contract conditions, risk level, and technology for selecting the contract.
Insurance risk can also be affected by the policyholder’s right to terminate the contract or exercise annuity conversion rights to reduce or not pay the full premium. As a result, insurance risks may be affected by the policyholder’s actions and decisions. Shinhan Life Insurance Co., Ltd.’s insurance risk can be estimated on the assumption that the policyholder is reasonable. For example, a person who is worse than a person in good health would have less intention of terminating insurance that covers death. These factors are also reflected in the assumptions about Shinhan Life Insurance Co., Ltd.’s insurance liabilities.

ii)	Insurance risk management policy
ii
-1)
Measurement of Insurance Risk
Unlike other financial instruments, life insurance companies’ insurance policies have the characteristics of long-term contracts, which can be exposed to insurance risk that may arise due to an increase in actual claim payments than the risk rate determined at the time of development of the product and interest rate risk that may arise due to differences in interest rates and maturities between insurance liabilities and asset management.
The purpose of Shinhan Life Insurance Co., Ltd.’s risk management is to generate long-term stable growth and profits by proactively preventing and systematically managing the various risks that may arise in the course of management activities, reflecting these uncertain financial environments and the characteristics of life insurance products with long-term attributes.
Shinhan Life Insurance Co., Ltd. divides insurance risks arising from life insurance contracts into six sub-risks:
death risk, longevity risk, disability and illness risk, cancellation risk, operating expense risk, and catastrophe risk. The risk amount for each sub-risk
is measured on assets and liabilities that may directly or indirectly cause loss to Shinhan Life Insurance Co., Ltd. in the event of changes in actuarial assumptions, and is calculated based on the net asset value through the shock scenario method or risk coefficient method for each sub-risk.
The shock scenario method, one of the insurance risk measurement methods, is a method of calculating the amount of change in net asset value when applying a scenario in which the basic assumptions used for market valuation of assets or liabilities change. On the other hand, the risk coefficient method is a method that calculates the amount by multiplying a specific exposure by a specified risk coefficient, and is suitable for risk amounts that have short maturity or do not have large changes in net asset value during market valuation.
In addition, Shinhan Life Insurance Co., Ltd. calculates the life insurance risk amount considering the diversification effect by adding the risk amount calculated for each sub-risk,
reflecting the correlation coefficient between the
sub-risks.
ii
-2)
Insurance risk management organization and management method
Shinhan Life Insurance Co., Ltd. measures the statutory minimum level of capital based on the life insurance risk amount and manages it within the allowable range. For this purpose, Shinhan Life Insurance Co., Ltd. establishes basic principles of risk management and establishes and implements regulations and management systems to implement them. In addition, Shinhan Life Insurance Co., Ltd. supports decision-making related to various risks through the Risk Management Committee and risk management organization, and prepare risk management procedures to identify and manage risks in a timely manner.
In general, risk management procedures are to recognize exposed risks, measure their size, set acceptable limits, monitor them regularly to report to management, and efficiently control and manage risks in case they exceed their limits.

Management methods by risk type are as follows:

-	Insurance risk management
Shinhan Life Insurance Co., Ltd. develops insurance products with proper profitability by setting the profitability guidelines from the time of product development, establishes and operates the acceptance policy to prevent reverse selection, running the claim-screening policy to make claim payments.

-	Interest rate risk management
Shinhan Life Insurance Co., Ltd. establishes a guideline and consider the market interest rate and asset management return rate to determine the published interest rate and expected interest rate within the guidelines. Shinhan Life Insurance Co., Ltd. also establishes the asset management strategy considering the interest rate level and maturity of liabilities; establishes a long-term target portfolio by comprehensively considering the risk level and rate of return of operating assets after analyzing the properties of long-term insurance liabilities; and sets a viable portfolio as a guideline every year to allocate and manage assets.

-	Liquidity risk management
Shinhan Life Insurance Co., Ltd. reviews and manages the amount of claims paid insurance and liquid assets periodically.

iii)	Korean Insurance Capital Standard(K-ICS)
K-ICS
is an equity capital system that precisely evaluates risk and financial soundness by evaluating the assets and liabilities of insurance companies to market so that they can be applied under the financial statements prepared in accordance with IFRS 17 on insurance contracts. To maintain consistency in mark-to-market
valuation and ensure consistency with international capital regulations, the supervisory authorities introduced
K-ICS
based on
mark-to-market
valuation, which improves the quality of insurance companies’ capital by calculating available and required capital in line with economic substance. This is a system designed to encourage improvement and strengthen risk management.
With the introduction of
K-ICS,
the supervisory authorities have established standards for preparing a financial position statement based on soundness supervision standards to separately calculate assets and liabilities that meet the purpose of supervision and at the same time substantially reflect the risks of insurance companies. In the
K-ICS,
the available capital, or solvency amount, is measured based on the basic capital and supplementary capital classified by the loss absorption capacity of the net asset amount in the statement of financial position based on soundness supervision standards evaluated at market price, and there are some restrictions on loss compensation. Supplementary capital, defined as having, can be reflected in the solvency amount up to 50% of the required capital. In addition, the required capital under the
K-ICS,
that is, the solvency standard amount, refers to the amount of potential losses that may occur in the insurance company over the next year. Specifically, the
K-ICS
divides the risks exposed due to insurance contract underwriting and asset management into five risks: life and long-term non-life
insurance risk, general
non-life
insurance risk, market risk, credit risk, and operational risk. Under the 99.5% confidence level, the solvency standard amount is required to be measured by calculating the maximum loss that can occur over the next year using the shock scenario method.

Under the
K-ICS,
the solvency ratio is calculated by dividing the solvency amount by the solvency standard amount. If the insurance company’s solvency ratio is less than 100%, it indicates that the solvency standard amount measured by the potential loss amount cannot be covered with capital, which means that the insurance company’s capital soundness has become poor, and the supervisory authority must comply with the Regulations on Supervision of Insurance Business. Accordingly, insurance companies with a solvency ratio of less than 100% are required to take timely corrective actions such as management improvement recommendations, management improvement requests, or management improvement orders. As such, the new solvency system is a system in which the supervisory authorities seek to protect policyholders by supervising the capital adequacy and risk management capabilities of insurance companies.

iv)	Financial risks related to insurance contracts
Investment contracts that include insurance contracts and discretionary participation features may be exposed to financial risks although they are classified as insurance liabilities, and the forms of exposure and risk management policies are as follows:
iv-1)
Credit risk
Credit risk refers to the risk of loss resulting from the borrower’s failure to repay a loan or meet contractual obligations. Shinhan Life Insurance Co., Ltd.’s reinsurance assets are exposed to credit risk as assets that may incur losses if the reinsurer defaults at the time of receipt of the claims and receivables.
iv-2) Interest rate risk
Interest rate risk means the risk that arises when Shinhan Life Insurance Co., Ltd.’s financial position fluctuates unfavorably due to the effect of interest rates on assets and liabilities. Shinhan Life Insurance Co., Ltd. manages matched assets and liabilities for each portfolio to minimize the impact of mismatches between assets and liabilities caused by interest rate fluctuations, thus reducing the risk.
iv-3) Liquidity risk
Liquidity risk refers to the risk that assets and liabilities are subject to inconsistency or failure to respond to unexpected cash outflows. Therefore, future cash outflows from investment contracts, including insurance liabilities which account for most of Shinhan Life Insurance Co., Ltd.’s liabilities and discretionary participation features, are factors used to determine the level of risk associated with Shinhan Life Insurance Co., Ltd.’s liquidity.
The purpose of Shinhan Life Insurance Co., Ltd.’s management of liquidity risk is to maintain sufficient liquidity to prepare for repayments arising from insurance contracts under normal circumstances or when market shocks occur. Shinhan Life Insurance Co., Ltd.’s main liquidity risk management methods are as follows:

-	Regularly inspect and manage the amount of insurance payments and liquid assets

-	Maintain and manage a portfolio comprised of assets that can be relatively easily liquidated in preparation for unexpected disruptions in financing.

-	Monitor liquidity ratios by running liquidity stress tests

-	Establish asset liability management strategy considering cashflows related to insurance contract liabilities
iv-4)	Market risk
Market risk refers to the risk of loss arising when Shinhan Life Insurance Co., Ltd.’s financial position fluctuates unfavorably due to adverse price fluctuations such as stock prices and exchange rates. Shinhan Life Insurance Co., Ltd. carries out insurance contract transactions denominated in foreign currencies and is therefore exposed to exchange rate fluctuations. Exposure to exchange rate fluctuations is managed through foreign exchange forward contracts and interest rate swaps between different currencies.

v)	Concentration of Insurance Risk
v-1)
The concentration of insurance risks by region (based on the fulfilment cash flows) as of December 31, 2024 and 2025 is as follows:

	2024
	Insurance contracts				Reinsurance contracts	Total
	Participating		Non-participating	Variable
Domestic	~~W~~	5,200,167	31,160,425	4,834,945	345,177	41,540,714
International		—	(1,341)	—	—	(1,341)

	~~W~~	5,200,167	31,159,084	4,834,945	345,177	41,539,373

	2025
	Insurance contracts				Reinsurance contracts	Total
	Participating		Non-participating	Variable
Domestic	~~W~~	4,959,061	29,808,665	5,591,163	53,048	40,411,937
International		—	(849)	—	—	(849)

	~~W~~	4,959,061	29,807,816	5,591,163	53,048	40,411,088

v-2) The amount of foreign currency insurance liabilities (based on the fulfilment cash flows) as of December 31, 2024 and 2025 are as follows:

	2024		2025
	Foreign currency amount	KRW converted amount	Foreign currency amount	KRW converted amount
Foreign currency insurance contract liabilities:
USD (thousand)	168,209	247,267	279,946	401,695
EUR (thousand)	119	182	110	185
VND (million)	(23,242)	(1,341)	(15,540)	(849)

		246,108		401,031

vi) Sensitivity to insurance risk
The impacts of changes in key assumptions on insurance contract liabilities (assets) as of December 31, 2024 and 2025 are as follows:
vi
-1)
Participating insurance contracts

		2024
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	4,979,280	118,533	—	—
Mortality rate	Increased by 3.27%		4,974,196	114,164	9,453	(1,895)
Disability and illness (fixed compensation)	Increased by 3.40%		4,984,691	113,928	(806)	124
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		4,979,280	118,533	—	—
Lapse rate (increase)	Increased by 9.16%		4,963,981	120,301	13,532	(5,710)
Lapse rate (decrease)	Decreased by 9.16%		4,994,968	116,666	(13,820)	5,949
Operating expense (level)	Increased by 2.62%		4,984,797	115,214	(2,197)	484
Operating expense (inflation)	Increased by 0.26%

		2025
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	4,738,480	130,865	—	—
Mortality rate	Increased by 3.27%		4,732,654	127,293	9,398	(1,887)
Disability and illness (fixed compensation)	Increased by 3.40%
Disability and illness (actual loss compensation)	Increased by 2.62%		4,742,230	126,951	165	115
Long-term property and other	Increased by 4.19%		4,738,480	130,865	—	—
Lapse rate (increase)	Increased by 9.16%		4,726,618	130,294	12,433	(6,606)
Lapse rate (decrease)	Decreased by 9.16%		4,750,500	131,545	(12,700)	6,861
Operating expense (level)	Increased by 2.62%
Operating expense (inflation)	Increased by 0.26%		4,743,228	128,161	(2,044)	611

(*1)	This amount is presented before reflecting the effects of reinsurance.
(*2)	The risk adjustment is calculated at the 75% confidence level.
(*3)	The risk adjustment included in the fulfilment cash flows was calculated without shock.
(*4)
The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

vi -2)
Non-participating
insurance contracts

		2024
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	29,627,853	6,969,672	—	—
Mortality rate	Increased by 3.27%		29,749,337	6,848,600	(411)	(9,443)
Disability and illness (fixed compensation)	Increased by 3.40%		30,300,967	6,324,390	(27,831)	14,386
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		29,627,853	6,969,672	—	—
lapse rate (increase)	Increased by 9.16%		30,338,377	6,275,939	(16,791)	(89,404)
lapse rate (decrease)	Decreased by 9.16%		28,845,362	7,734,641	17,522	98,708
Operating expense (level)	Increased by 2.62%		29,820,711	6,782,260	(5,446)	8,158
Operating expense (inflation)	Increased by 0.26%

		2025
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	28,288,556	7,199,651	—	—
Mortality rate	Increased by 3.27%		28,406,579	7,081,232	397	(2,440)
Disability and illness (fixed compensation)	Increased by 3.40%		29,032,742	6,553,779	(98,314)	41,408
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		28,288,556	7,199,651	—	—
lapse rate (increase)	Increased by 9.16%		29,032,371	6,475,155	(19,318)	(78,503)
lapse rate (decrease)	Decreased by 9.16%		27,470,393	8,000,387	17,427	82,187
Operating expense (level)	Increased by 2.62%		28,487,259	7,007,703	(6,755)	15,146
Operating expense (inflation)	Increased by 0.26%

(*1)	This amount is presented before reflecting the effects of reinsurance.
(*2)	The risk adjustment is calculated at the 75% confidence level.
(*3)	The risk adjustment included in the fulfilment cash flows was calculated without shock.
(*4)
The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

vi -3) Variable insurance contracts

		2024
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	4,773,118	135,908	—	—
Mortality rate	Increased by 3.27%		4,788,129	128,304	(7,407)	1,386
Disability and illness (fixed compensation)	Increased by 3.40%		4,797,541	129,336	(17,851)	1,666
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		4,773,118	135,908	—	—
lapse rate (increase)	Increased by 9.16%		4,824,350	106,919	(22,243)	(9,536)
lapse rate (decrease)	Decreased by 9.16%		4,716,553	190,190	2,282	10,428
Operating expense (level)	Increased by 2.62%		4,786,747	127,067	(4,787)	981
Operating expense (inflation)	Increased by 0.26%

		2025
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	5,528,259	223,218	—	—
Mortality rate	Increased by 3.27%		5,542,000	218,227	(8,750)	2,058
Disability and illness (fixed compensation)	Increased by 3.40%		5,553,328	218,469	(20,320)	2,632
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		5,528,259	223,218	—	—
lapse rate (increase)	Increased by 9.16%		5,585,976	190,331	(24,830)	(9,064)
lapse rate (decrease)	Decreased by 9.16%		5,464,450	278,118	8,909	9,826
Operating expense (level)	Increased by 2.62%		5,541,523	216,204	(6,250)	1,203
Operating expense (inflation)	Increased by 0.26%

(*1)	This amount is presented before reflecting the effects of reinsurance.
(*2)	The risk adjustment is calculated at the 75% confidence level.
(*3)	The risk adjustment included in the fulfilment cash flows was calculated without shock.
(*4)
The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

vi -4) After reflecting the effects of reinsurance

		2024
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	39,819,864	6,869,326	—	—
Mortality rate	Increased by 3.27%		39,946,680	6,740,875	1,635	8,702
Disability and illness (fixed compensation)	Increased by 3.40%		40,478,965	6,256,714	(46,488)	34,285
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		39,819,864	6,869,326	—	—
lapse rate (increase)	Increased by 9.16%		40,533,222	6,181,469	(25,501)	(86,772)
lapse rate (decrease)	Decreased by 9.16%		39,031,830	7,651,376	5,984	133,903
Operating expense (level)	Increased by 2.62%		40,031,868	6,669,753	(12,430)	9,624
Operating expense (inflation)	Increased by 0.26%

		2025
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	38,727,725	7,062,840	—	—
Mortality rate	Increased by 3.27%		38,845,670	6,943,850	1,045	(2,160)
Disability and illness (fixed compensation)	Increased by 3.40%		39,445,049	6,463,985	(118,469)	41,920
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		38,727,725	7,062,840	—	—
lapse rate (increase)	Increased by 9.16%		39,477,221	6,345,060	(31,715)	(92,695)
lapse rate (decrease)	Decreased by 9.16%		37,900,620	7,876,309	13,636	97,419
Operating expense (level)	Increased by 2.62%		38,944,441	6,861,174	(15,050)	16,960
Operating expense (inflation)	Increased by 0.26%

(*1)	This amount represents the combined total of participating, non-participating, and variable insurance contracts.
(*2)	The risk adjustment is calculated at the 75% confidence level.
(*3)	The risk adjustment included in the fulfilment cash flows was calculated without shock.
(*4)
The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

vii)	Credit risk arising from insurance contracts
The amounts of the reinsurance contracts held, which are an asset according to risk level, as of December 31, 2024 and 2025 are as follows:

	2024			2025
	Reinsurance residual coverage assets		Reinsurance incident assets	Reinsurance residual coverage assets	Reinsurance incident assets
AA+ ~ AA-	~~W~~	—	146	335,136	20,462

viii)	Interest rate risk arising from insurance contracts
The impacts of exposure to interest rate risk and interest rate changes on profit or loss and equity as of December 31, 2024 and 2025 are as follows:

viii-1)	Interest rate risk exposure

	2024		2025
Exposure to financial instruments measured at fair value (*1)	~~W~~	48,843,348	47,717,387
Exposure to insurance contracts (*2)
Participating		4,979,280	4,738,480
Non-participating		29,628,025	28,289,432
Variable		4,773,118	5,528,259
Others		439,613	172,430

		39,820,036	38,728,601

Net exposure (financial instruments—insurance contracts)	~~W~~	9,023,312	8,988,786

(*1)
It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).

(*2)	It is the total amount excluding the contractual service margin from the remaining coverage components of insurance contract liabilities and reinsurance contract assets (liabilities).

viii-2)	Interest rate risk sensitivity

	2024			2025
	Profit or loss		Equity	Profit or loss	Equity
100 bp Increase
Insurance contracts (*1)
Participating	~~W~~	—	539,618	—	509,420
Non-participating		—	3,772,927	—	4,535,425
Variable		—	44,699	—	21,308

		—	4,357,244	—	5,066,153

Reinsurance contracts (*1)		—	50,365	—	255,489
Financial assets (*2)		(35,934)	(4,777,699)	(26,466)	(4,736,892)
100 bp Decrease
Insurance contracts (*1)
Participating		—	(658,212)	—	(620,972)
Non-participating		—	(5,332,780)	—	(5,802,811)
Variable		—	(82,742)	—	(60,875)

		—	(6,073,734)	—	(6,484,658)

Reinsurance contracts (*1)		—	(59,948)	—	(308,842)
Financial assets (*2)		35,934	5,837,965	26,563	5,800,791

(*1)	This is the impact on equity (before tax) due to changes in expected cash flows of insurance and reinsurance contracts, excluding variable annuities/savings.
(*2)
These sensitivities are calculated for assets related to insurance contracts, excluding variable annuities and savings products. The effect on profit or loss represents changes in the fair value of financial assets measured at FVTPL, while the effect on equity represents changes in the fair value of financial assets measured at FVOCI.

ix)	Equity price risk arising from insurance contracts
The impact of changes in equity prices on profit or loss and equity as of December 31, 2024 and 2025 is as follows:

	2024			2025
	Profit or loss		Equity	Profit or loss	Equity
10% Increase
Insurance contracts
Participating	~~W~~	—	—	—	—
Non-participating		—	—	—	—
Variable		(193,578)	—	(255,595)	—

	(193,578)		—	(255,595)	—

Reinsurance contracts		—	—	—	—
Financial assets		193,578	—	255,595	—
10% Decrease
Insurance contracts
Participating		—	—	—	—
Non-participating		—	—	—	—
Variable		193,578	—	255,595	—

	193,578		—	255,595	—

Reinsurance contracts		—	—	—	—
Financial assets		(193,578)	—	(255,595)	—

(*)
The analysis is performed for assets related to variable annuity and savings insurance contracts subject to the Variable Fee Approach. The effect on profit or loss represents changes in the fair value of financial assets measured at FVTPL.

x)	Liquidity risk arising from insurance contracts
The maturity analysis of undiscounted remaining contractual cash flows as of December 31, 2024 and 2025 is as follows:
This amount does not include matters relating to remaining coverage liabilities (insurance contracts and reinsurance contracts) measured under the premium allocation approach.

	2024
	Less than 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	5 years or more	Total
Insurance contracts
Participating:
Cash Inflow	~~W~~	43,374	33,437	24,916	19,959	16,437	106,215	244,338
Cash Outflow		(240,206)	(228,226)	(232,215)	(241,157)	(240,783)	(8,645,374)	(9,827,961)

		(196,832)	(194,789)	(207,299)	(221,198)	(224,346)	(8,539,159)	(9,583,623)

Non-participating:
Cash Inflow		5,582,811	4,840,753	4,361,203	3,863,416	3,314,013	47,454,014	69,416,210
Cash Outflow		(5,750,906)	(4,300,951)	(4,353,876)	(4,074,145)	(4,294,566)	(124,429,513)	(147,203,957)

	(168,095)		539,802	7,327	(210,729)	(980,553)	(76,975,499)	(77,787,747)

Variable:
Cash Inflow		482,531	402,250	334,537	279,308	237,124	2,351,146	4,086,896
Cash Outflow		(916,187)	(783,304)	(709,458)	(636,965)	(559,272)	(8,181,229)	(11,786,415)

	(433,656)		(381,054)	(374,921)	(357,657)	(322,148)	(5,830,083)	(7,699,519)

	(798,583)		(36,041)	(574,893)	(789,584)	(1,527,047)	(91,344,741)	(95,070,889)

Reinsurance contracts
Cash Inflow		225,165	216,544	209,995	207,721	207,575	8,223,398	9,290,398
Cash Outflow		(244,930)	(237,756)	(230,883)	(227,262)	(226,934)	(9,123,146)	(10,290,911)

		(19,765)	(21,212)	(20,888)	(19,541)	(19,359)	(899,748)	(1,000,513)

Total (including variable insurance contracts)	~~W~~	(818,348)	(57,253)	(595,781)	(809,125)	(1,546,406)	(92,244,489)	(96,071,402)

Total (excluding variable insurance contracts)	~~W~~	(384,692)	323,801	(220,860)	(451,468)	(1,224,258)	(86,414,406)	(88,371,883)

	2025
	Less than 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	5 years or more	Total
Insurance contracts
Participating:
Cash Inflow	~~W~~	34,397	25,425	20,141	16,443	13,515	63,988	173,909
Cash Outflow		(240,847)	(253,700)	(255,690)	(258,371)	(261,112)	(8,042,439)	(9,312,159)

		(206,450)	(228,275)	(235,549)	(241,928)	(247,597)	(7,978,451)	(9,138,250)

Non-participating:
Cash Inflow		6,331,260	5,662,522	5,010,684	4,358,197	3,771,019	51,088,737	76,222,419
Cash Outflow		(5,068,663)	(4,871,804)	(4,780,238)	(4,705,099)	(4,437,033)	(134,903,633)	(158,766,470)

		1,262,597	790,718	230,446	(346,902)	(666,014)	(83,814,896)	(82,544,051)

Variable:
Cash Inflow		437,302	361,966	297,826	249,995	213,177	2,158,311	3,718,577
Cash Outflow		(948,429)	(855,175)	(765,759)	(669,433)	(604,609)	(8,817,026)	(12,660,431)

		(511,127)	(493,209)	(467,933)	(419,438)	(391,432)	(6,658,715)	(8,941,854)

		545,020	69,234	(473,036)	(1,008,268)	(1,305,043)	(98,452,062)	(100,624,155)

Reinsurance contracts
Cash Inflow		322,122	302,044	286,274	278,232	271,893	9,694,621	11,155,186
Cash Outflow		(347,205)	(334,989)	(321,136)	(312,211)	(305,518)	(9,388,316)	(11,009,375)

		(25,083)	(32,945)	(34,862)	(33,979)	(33,625)	306,305	145,811

Total (including variable insurance contracts)	~~W~~	519,937	36,289	(507,898)	(1,042,247)	(1,338,668)	(98,145,757)	(100,478,344)

Total (excluding variable insurance contracts)	~~W~~	1,031,064	529,498	(39,965)	(622,809)	(947,236)	(91,487,042)	(91,536,490)

As of December 31, 2024 and 2025, the amount to be paid upon request by the contractor of insurance contracts issued by Shinhan Life Insurance Co., Ltd. is
~~W~~
53,227,935 million and
~~W~~
56,064,811 million.
xi)	Claims development
The amounts of claims development as of December 31, 2024 and 2025 are as follows:

	2024
Progress year	Year of incident
	2020		2021	2022	2023	2024	Total
Undiscounted estimate of ultimate loss	~~W~~	959,974	1,070,850	1,104,112	1,152,207	1,233,110		5,520,253
Paid claims:
Current year		746,984	833,427	857,650	896,474	957,713		4,292,248
1 year after		166,072	187,415	195,026	202,132	—		750,645
2 years after		23,751	27,433	27,763	—	—		78,947
3 years after		13,248	12,079	—	—	—		25,327
4 years after		4,849	—	—	—	—		4,849

Cumulative paid claims		954,904	1,060,354	1,080,439	1,098,606	957,713		5,152,016
The difference between the estimated ultimate loss and paid claims		5,070	10,496	23,673	53,601	275,397		368,237
Discount effect		—	—	—	—	—		(11,011)
Future loss adjustment expenses		—	—	—	—	—		7,316
Reported but unpaid claims		—	—	—	—	—		1,436,530
Risk adjustment for non-financial risk		—	—	—	—	—		14,041
Reinsurance effect		—	—	—	—	—		(94,435)

Total liabilities for incurred claims		—	—	—	—	—	~~W~~	1,720,678

	2025
Progress year	Year of incident
	2021		2022	2023	2024	2025	Total
Undiscounted estimate of ultimate loss	~~W~~	1,069,793	1,106,219	1,154,705	1,232,242	1,419,726		5,982,685
Paid claims:
Current year		832,601	857,694	896,770	952,706	1,098,335		4,638,106
1 year after		187,431	194,972	201,175	220,039	—		803,617
2 years after		27,435	27,703	30,697	—	—		85,835
3 years after		12,000	15,032	—	—	—		27,032
4 years after		4,859	—	—	—	—		4,859

Cumulative paid claims		1,064,326	1,095,401	1,128,642	1,172,745	1,098,335		5,559,449
The difference between the estimated ultimate loss and paid claims		5,467	10,818	26,063	59,497	321,391		423,236
Discount effect		—	—	—	—	—		(12,313)
Future loss adjustment expenses		—	—	—	—	—		9,205
Reported but unpaid claims		—	—	—	—	—		1,366,616
Risk adjustment for non-financial risk		—	—	—	—	—		15,973
Reinsurance effect		—	—	—	—	—		(119,384)

Total liabilities for incurred claims		—	—	—	—	—	~~W~~	1,683,333

(b)	Overview of the insurance risk – Shinhan EZ General Insurance Co., Ltd.

i)	Overview of insurance risks
Insurance risk is defined as the risk that arises in connection with the underwriting of insurance contracts and payment of claims, which are the unique tasks of an insurance company, and is managed by dividing it into long-term non-life
insurance risk and general
non-life
insurance risk.
Long-term
non-life
insurance risk refers to the risk of loss due to risk factors that may arise in a long-term non-life
insurance contract and is divided and measured into death risk, longevity risk, disability and illness risk, property/other risk, lapse risk, operating expense risk, and catastrophe risk. General non-life
insurance risk refers to the risk of loss due to risk factors that may arise in general non-life
insurance contracts and is measured by dividing it into insurance price risk, reserve risk, and catastrophe risk.

i-1)	Long-term non-life insurance risk
Mortality risk and longevity risk refer to the risk of unexpected losses related to the death of the policyholder and are measured by the risk of a decrease in net asset value due to changes in the mortality level.
Disability and illness risk is the risk of unexpected losses related to the policyholder’s disability or illness and is measured as the risk of a decrease in net asset value due to changes in the risk level of disability and illness coverage.
Property and other risks are the risk of unexpected losses related to property, costs, compensation, and other collateral, and are measured as the risk of a decrease in net asset value due to changes in the risk level of property, costs, compensation, and other collateral.
Cancellation risk refers to the risk of unexpected losses due to the policyholder’s exercise of options, such as contract termination or early withdrawal, and is measured by the risk of a decrease in net asset value due to changes in the policyholder’s option exercise rate or group termination of policyholders.
Operating expense risk includes the risk arising from changes in spending due to inflation and the level of future costs related to insurance contract costs. Costs related to insurance contracts include all cost items except allowances.
Catastrophe risk refers to the risk of potential loss due to extreme or exceptional risks (e.g. epidemic disease, major accident, etc.) that are not considered in the risk of death.

i-2)	General non-life insurance risk
Insurance price risk refers to the risk resulting from uncertainty related to the timing, frequency, and severity of future insured events.
Reserve risk refers to the risk that the reserve liability accumulated to pay insurance claims for insurance events that have occurred in the relevant contract will not cover the insurance claims to be paid in the future.
Catastrophe risk refers to the risk of potential loss due to extreme or exceptional risks (natural disasters, major accidents, major guarantees, etc.) that are not considered in insurance prices and reserve risks.

ii)	Measurement and management of insurance risk

ii-1)	Measurement of insurance risk
Shinhan EZ General Insurance Co., Ltd. measures general and long-term insurance risks through the solvency amount and the statutory solvency amount calculation criteria under the Detailed Enforcement Rules of the Insurance Business Supervisory Regulations and operates related risk management policies.

ii-2)	Insurance risk management organization and management method
Shinhan EZ General Insurance Co., Ltd. determines an insurance risk permissible limit every year, monitors compliance with the limit, and executes in accordance with predetermined countermeasures when the insurance risk exceeds the limit. In addition, underwriting guidelines, retention, and reinsurance strategies are established and operated so that risks can be retained at an appropriate level for each type of insurance.

ii-3)	Claims development
In accordance with IFRS 17, Shinhan EZ General Insurance Co., Ltd. considers that the frequency and severity of future claims may be more adverse than those reflected in the risk adjustment assumptions when estimating insured events. In general, uncertainty related to insurance claims and costs due to an insured event is greatest when the accident is in its early stages, and as the year of the accident progresses, the uncertainty of the final claims and costs decreases.

ii-4)	Sensitivity to insurance risk
Shinhan EZ General Insurance Co., Ltd. manages insurance risks through sensitivity analysis based on cancellation rates, loss ratios, and operating expense rates that are judged to have a significant impact on the amount, timing, and uncertainty of the insurer’s future cash flows.

ii-5)	Liquidity risk arising from insurance contracts
Liquidity risk arising from insurance contracts may result in the inability to respond to payment demands due to inconsistencies in the operation of funds and the procurement period and amount, or incur losses due to the procurement of high-interest funds or unfavorable sales of held assets to resolve fund shortages. It means there is a risk. Shinhan EZ General Insurance Co., Ltd. monitors liquidity ratios to manage liquidity risk.

ii-6)	Credit risk arising from insurance contracts
Credit risk arising from an insurance contract refers to the possibility of economic loss that may occur if the reinsurer, the counterparty to the transaction, is unable to fulfil its obligations specified in the contract due to default or deterioration of credit rating. Shinhan EZ General Insurance Co., Ltd. transacts as a reinsurer with high-quality insurance companies that have been given a rating of
BBB-
or higher by S&P or an equivalent rating through strict internal review.

ii-7)	Interest rate risk arising from insurance contracts
Interest rate risk exposed to Shinhan EZ General Insurance Co., Ltd.’s insurance contracts is the risk of unexpected losses arising from changes in net interest income or net asset value depending on changes in interest rates. The consolidated entity manages this to minimize unexpected losses arising from interest rate changes.